COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (300,765)	$ (43,606)	¥ (244,827)	¥ (107,216)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	53,634	7,776	28,231	19,215
Share-based compensation	105,219	15,255	54,283
Provision for (reversal of) allowance for credit loss	(1,810)	(262)	2,561	4,174
Loss from disposal of property and equipment	369	53	169	28
Fair value change of short-term investments	4,878	707	(7,717)
Loss from equity in earnings of subsidiaries	45	7	84	4
Foreign exchange loss (gain), net	(5,868)	(851)	10,945	21,503
non-cash lease expenses	30,260	4,387
Inventory write-down	39,431	5,717	16,600	7,060
Changes in operating assets and liabilities:
Accounts receivable	(390,859)	(56,670)	(31,696)	(22,578)
Contract assets	134,244	19,464	(108,737)	(39,024)
Inventories	(305,553)	(44,301)	(237,755)	(83,607)
Prepayments and other current assets	(33,556)	(4,865)	(48,618)	(8,790)
Amounts due from related parties			24,788	(20,842)
Non-current assets	2,883	418	(5,573)	(4,100)
Amounts due to related parties				(2,906)
Contract liabilities	(91,737)	(13,301)	113,265	(2,569)
Deferred tax liabilities	(27)	(4)	(113)	(156)
Accounts payable	128,863	18,683	21,834	36,258
Income tax payable			(9)	(1,268)
Accrued expenses and other current liabilities	(41,074)	(5,955)	170,125	(143,526)
Operating leases liabilities	(30,103)	(4,365)
Other non-current liabilities	5,511	799	13,774	(3,675)
Net cash used in operating activities	(696,015)	(100,914)	(228,386)	(352,015)
Cash flows from investing activities:
Purchases of short-term investments	(5,586,764)	(810,005)	(4,812,942)	(2,001,137)
Maturity of short-term investments	6,978,764	1,011,826	3,114,287	2,256,724
Proceeds from disposals of property and equipment			22	19
Purchases of property and equipment	(231,210)	(33,523)	(220,096)	(66,000)
Purchases of land-use right			(43,188)
Purchases of intangible assets	(9,180)	(1,331)	(18,320)	(10,579)
Purchases of equity securities	(30,000)	(4,350)
Advances to a related party	(1,964)	(285)
Net cash provided (used in) by investing activities	1,119,646	162,332	(1,980,237)	179,027
Cash flows from financing activities:
Cash distribution to shareholders of Shanghai Hesai in connection with the 2021 Reorganization			(507,620)
Cash contribution from shareholders in connection with the 2021 Reorganization			507,620
Proceeds from issuance of equity shares of Shanghai Hesai				317,147
Proceeds from issuance of convertible loans			1,950,338
Proceeds from issuance of ordinary shares of Hesai Group			453,978
Return of advances to employees in connection with share option grants			(590)	6,290
Proceeds from long-term borrowings	18,472	2,678
Payment of offering cost	(3,296)	(478)
Net cash provided by financing activities	15,176	2,200	2,403,726	323,437
Net increase in cash and cash equivalents	438,807	63,618	195,103	150,449
Cash and cash equivalents, beginning of the year	449,352	65,150	256,688	112,737
Effect of foreign exchange rate changes on cash and cash equivalents	25,118	3,645	(2,439)	(6,498)
Cash and cash equivalents, end of the year	913,277	132,413	449,352	256,688
Supplemental disclosure of cash flow information:
Income taxes (return) paid	(1,230)	(178)	213	(8,662)
Capitalized interest paid	11	2
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible loans to redeemable shares			1,950,338
Accrued purchases of property and equipment	102,181	14,815	114,446	3,823
Accrued offering cost	480	70
Deferred government subsidy applied to purchases of property and equipment			3,850	¥ 30,000
Deemed dividend	¥ 446,419	$ 64,725	¥ 2,211,330